Financial risk management (Schedule of Currency Risks) (Details) $ in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($) $ / $ $ / $	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2020 MXN ($) $ / $ $ / $	Dec. 31, 2019 MXN ($) $ / $
Non-Hedge Foreign Exchange Forward Contracts [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Realized gains on forward exchange contracts				$ 400
Unrealized gains on forward exchange contracts				100
Realized gain on foreign exchange contract				$ 400
Non-Hedge Foreign Exchange Forward Contracts [Member] | Mexican Peso [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk from currency fluctuations yet to be recognized in net earnings or other comprehensive income						$ 26,000
Foreign exchange rates | $ / $						19.81
Foreign Exchange Forward Contracts [Member] | Mexican Peso [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk from currency fluctuations yet to be recognized in net earnings or other comprehensive income					$ 26,000
Currency risk [Member] | Canadian Dollar [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Approximate impact of exchange rate fluctuations on net loss		$ 945
Approximate impact of exchange rate fluctuations on other comprehensive loss		$ (47)
Foreign exchange rates | $ / $		1.27			1.27
Currency risk [Member] | Mexican Peso [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Approximate impact of exchange rate fluctuations on net loss			$ 697
Approximate impact of exchange rate fluctuations on other comprehensive loss			$ 32
Foreign exchange rates | $ / $		19.95			19.95
Currency risk [Member] | Cash and Cash Equivalents [Member] | Canadian Dollar [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk from currency fluctuations yet to be recognized in net earnings or other comprehensive income		$ 573
Currency risk [Member] | Cash and Cash Equivalents [Member] | Mexican Peso [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk from currency fluctuations yet to be recognized in net earnings or other comprehensive income					$ 103
Currency risk [Member] | Trade and other receivables [Member] | Canadian Dollar [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk from currency fluctuations yet to be recognized in net earnings or other comprehensive income		36
Currency risk [Member] | Trade and other receivables [Member] | Mexican Peso [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk from currency fluctuations yet to be recognized in net earnings or other comprehensive income					2,297
Currency risk [Member] | Trade and Other Payables [Member] | Canadian Dollar [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk from currency fluctuations yet to be recognized in net earnings or other comprehensive income		$ 2,513
Currency risk [Member] | Trade and Other Payables [Member] | Mexican Peso [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk from currency fluctuations yet to be recognized in net earnings or other comprehensive income					$ 5,816